Strategic Investments (Details) (Albemarle & Bond Holdings [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Albemarle & Bond Holdings [Member]
Summary of financial information for Albemarle & Bond
Current assets	$ 141,880	$ 125,862
Non-current assets	69,282	64,325
Total assets	211,162	190,187
Current liabilities	15,772	18,620
Non-current liabilities	70,016	57,016
Shareholders' equity	125,374	114,551
Total liabilities and shareholders' equity	211,162	190,187
Gross revenues	186,479	162,002	129,794
Gross profit	109,474	97,197	84,850
Profit for the year (net income)	$ 24,835	$ 24,324	$ 22,792